GRANITESHARES ETF TRUST
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (COMB)

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (COMG)

Supplement dated February 23, 2018 (“Supplement”)
to the Prospectus and Statement of Additional Information (“SAI”), each dated October 27, 2017

This Supplement provides new information and modifies certain disclosure in the Prospectus and SAI. Investors should retain this Supplement for future reference.

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective February 26, 2018, GraniteShares Advisors LLC (the “Adviser”) has contractually agreed to waive or reduce its fees for each of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “COMB Fund”) and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “COMG Fund”) through October 31, 2020. Under the contractual waiver, the COMB Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to 0.25% of the average daily net assets of the COMB Fund. Under the contractual waiver, the COMG Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to 0.35% of the average daily net assets of the COMG Fund.

Additionally, the Adviser’s address has changed. The Adviser is now located at 205 Hudson Street, 7th Floor, New York, New York 10013.

In addition, throughout the Prospectus and SAI, references to the BCOM Fund are hereby replaced with the “COMB Fund” and references to the GSCI Fund are hereby replaced with the “COMG Fund.”

Changes to Prospectus

Effective February 26, 2018, the “Annual Fund Operating Expenses” table included in the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary section in the COMB Fund summary prospectus is hereby replaced with the following:

Annual Fund Operating Expenses

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	1.60%
Total Fund Annual Fund Operating Expenses	1.85%
Expense Waiver/Reimbursement(2)	1.60%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.25%

(1)

Other Expenses are based on estimated amounts for the current fiscal year.

(2)

GraniteShares has contractually agreed to waive or reduce its management fees and/or reimburse Fund expenses so that the total annual operating expenses after fee waiver/expense reimbursement (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Fund are limited to 0.25% through at least October 31, 2020 unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

Effective February 26, 2018, the “Example” table included in the COMB Fund summary prospectus is hereby replaced with the following:

1 Year	3 Years
$26.00	$146.00

Effective February 26, 2018, the “Annual Fund Operating Expenses” table included in the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF – Summary section in the COMG Fund summary prospectus is hereby replaced with the following:

Annual Fund Operating Expenses

Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	1.77%
Total Fund Annual Fund Operating Expenses	2.12%
Expense Waiver/Reimbursement(2)	1.77%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.35%

(1)

Other Expenses are based on estimated amounts for the current fiscal year.

(2)

GraniteShares has contractually agreed to waive or reduce its management fees and/or reimburse Fund expenses so that the total annual operating expenses after fee waiver/expense reimbursement (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Fund are limited to 0.35% through at least October 31, 2020 unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

Effective February 26, 2018, the “Example” table included in the COMG Fund summary prospectus is hereby replaced with the following:

1 Year	3 Years
$37.00	$187.00

The first sentence in the first paragraph in the “Fund Management” section of the prospectus, under the caption “Adviser,” is hereby replaced with the following:

GraniteShares Advisors LLC, the investment adviser to Funds, is a Delaware limited liability company located at 205 Hudson Street, 7th Floor, New York, New York 10013.

Changes to SAI

The first sentence in the first paragraph of the “Investment Advisory and Other Services” section of the SAI is hereby replaced with the following:

GraniteShares Advisors LLC, a Delaware limited liability company located at 205 Hudson Street, 7th Floor, New York, New York 10013, serves as the investment adviser to the Funds.

Effective February 26, 2018, the second sentence in the fourth paragraph of the “Investment Advisory and Other Services” section of the SAI is hereby replaced with the following:

The Adviser has contractually agreed to waive or reduce its fees and to reimburse the each Fund for its expenses until October 31, 2020, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the COMB Fund and the COMG Fund are limited to 0.25% and 0.35%, respectively.

Investors Should Retain This Supplement for Future Reference